Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of income and share data used in the basic and diluted earnings (loss) per ordinary share computations
	Years ended December 31,
	2021	2020	2019
Earnings (loss) attributable to ordinary shareholders of the Company for basic earnings (loss) per share calculation	$4,430,941	$(30,675,420)	$(42,403,369)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	177,715,336	121,941,226	111,771,000
Basic earnings (loss) per share	$0.02	$(0.25)	$(0.38)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	$4,430,941	$(30,675,420)	$(42,403,369)

Weighted average number of ordinary shares outstanding basic earnings (loss) per share calculation	177,715,336	121,941,226	111,771,000
Adjusted for:
- incremental shares issuable related to warrants issued	150,394	-	-
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	177,865,730	121,941,226	111,771,000

Diluted earnings (loss) per share	$0.02	$(0.25)	$(0.38)